Share-based Payments - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term incentive plan [member] | Monte carlo option pricing model [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)		51.70%	48.90%
Market price of ordinary shares (£)		£ 3.03	£ 2.21
Model used	-	Monte Carlo	Monte Carlo
Long-term incentive plan [member] | Black scholes option pricing model [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)		51.70%	48.90%
Risk-free interest rate (%)		0.39%	0.74%
Expected life of share options (years)		5 years	5 years
Market price of ordinary shares (£)		£ 3.03	£ 2.21
Model used	-	Black Scholes	Black Scholes
2015 Plan [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)			56.00%
Expected life of share options (years)			10 years
Model used	-	-	Black Schloes
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of classes of share capital [line items]
Expected life of share options (years)	10 years	10 years
Model used	Black Scholes	Black Scholes	-
Bottom of range [member] | Long-term incentive plan [member] | Monte carlo option pricing model [member]
Disclosure of classes of share capital [line items]
Risk-free interest rate (%)		0.17%	0.48%
Expected life of share options (years)		3 years	3 years
Bottom of range [member] | 2015 Plan [member]
Disclosure of classes of share capital [line items]
Risk-free interest rate (%)			1.48%
Market price of ordinary shares (£)			£ 1.84
Bottom of range [member] | Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)	65.00%	49.00%
Risk-free interest rate (%)	1.39%	1.06%
Market price of ordinary shares (£)	£ 2.76	£ 3.03
Top of range [member] | Long-term incentive plan [member] | Monte carlo option pricing model [member]
Disclosure of classes of share capital [line items]
Risk-free interest rate (%)		0.39%	0.74%
Expected life of share options (years)		5 years	5 years
Top of range [member] | 2015 Plan [member]
Disclosure of classes of share capital [line items]
Risk-free interest rate (%)			2.07%
Market price of ordinary shares (£)			£ 2.21
Top of range [member] | Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)	67.00%	51.00%
Risk-free interest rate (%)	1.53%	1.33%
Market price of ordinary shares (£)	£ 3.25	£ 3.23